Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2015	May. 29, 2015	Nov. 09, 2012
Stock Based Compensation (Textual) [Abstract]
Stock-based compensation expense		$ 22.3	$ 10.6	$ 6.9
Income tax benefit		8.3	$ 3.8	$ 2.5
Stockholders' Equity Note, Stock Split	1.333
Stock Option [Member]
Stock Based Compensation (Textual) [Abstract]
Stock-based compensation expense		$ 9.0
Stock Option [Member] | Service Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value		$ 7.40	$ 6.12	$ 4.21
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years 5 months
Stock Option [Member] | Market Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value		$ 7.15	$ 5.59	$ 3.89
Cash-settleable Liability Awards [Member]
Stock Based Compensation (Textual) [Abstract]
Stock-based compensation expense		$ 13.3
Minimum [Member] | Stock Option [Member] | Service Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Expected volatility		40.00%	55.00%	60.00%
Risk-free rate of return		1.70%	0.90%	0.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 11 months	5 years 11 months
Maximum [Member] | Stock Option [Member] | Service Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Expected volatility		55.00%	60.00%	70.00%
Risk-free rate of return		2.30%	2.30%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 5 months	6 years 1 month
2012 Management Equity Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Shares authorized for grant		10,100,000
2012 Management Equity Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures		49,187			33,434
Stock Based Compensation (Textual) [Abstract]
Exercise price of Stock option and SARs after modification							$ 20.34	$ 4.99
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for service condition options		1 year
Vesting period for restricted stock granted					3 years
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options		$ 0.6
2012 Management Equity Plan [Member] | Stock Appreciation Rights [Member]
Stock Based Compensation (Textual) [Abstract]
Term of Stock option and SARs		10 years
Stock-based compensation expense remaining to be recognized in future years for service condition options		$ 6.6
Shares, granted		100,000	100,000	100,000
Share-based compensation, shares authorized under stock option plans, exercise price range, outstanding options, weighted average exercise price		$ 21.00	$ 10.94	$ 7.14
Total fair value of restricted stock vested		100,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period		100,000
Stock issued during period, shares, share-based compensation, gross		100,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, share-based liabilities paid		$ 0.4
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		800,000
2012 Management Equity Plan [Member] | Stock Appreciation Rights [Member] | Service Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Percentage of stock options and stock appreciation rights vest granted based on service condition award		40.00%
Vesting period for restricted stock granted		5 years
2012 Management Equity Plan [Member] | Stock Appreciation Rights [Member] | Market Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Percentage of stock options and stock appreciation rights vest granted based on market condition award		60.00%
Vesting period for restricted stock granted		5 years
2012 Management Equity Plan [Member] | Stock Option [Member]
Stock Based Compensation (Textual) [Abstract]
Term of Stock option and SARs		10 years
Service condition awards vesting percentage on either the first anniversary or one year after the grant date		20.00%
One year after the grant date control transaction		5.00%
Intrinsic value of stock options exercised		$ 5.2	$ 1.1	$ 0.5
Employee service share-based compensation, cash received from exercise of stock options		2.4
Employee service share-based compensation, tax benefit realized from exercise of stock options		1.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 3.8	$ 3.0	$ 3.7
2012 Management Equity Plan [Member] | Stock Option [Member] | Service Condition Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		7 years 3 months	8 years 2 months
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 8.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 155.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		9,814,760	10,243,368
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price		$ 7.02	$ 6.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 201.7	$ 65.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		453,856
Stock Based Compensation (Textual) [Abstract]
Percentage of stock options and stock appreciation rights vest granted based on service condition award		40.00%
Stock options exercised		449,349
Stock-based compensation expense remaining to be recognized in future years for service condition options		$ 9.1
Shares, granted		475,169
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 14.56
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for service condition options		2 years 9 months
Vesting period for restricted stock granted		5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 5.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		1,773,822
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price		$ 6.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		7,627,081
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 7.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term		7 years 3 months
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 7.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		572
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 38.1
2012 Management Equity Plan [Member] | Stock Option [Member] | Market Condition Option [Member]
Stock Based Compensation (Textual) [Abstract]
Percentage of stock options and stock appreciation rights vest granted based on market condition award		60.00%
Stock-based compensation expense remaining to be recognized in future years for service condition options		$ 10.7
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for market condition options		2 years 9 months
Stock awards Associated with Acquisitions [Domain]
Stock Based Compensation (Textual) [Abstract]
Stock-based compensation expense		$ 4.3
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent		$ 1.3
Employee Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Shares authorized for grant		2,400,000
2015 Omnibus Incentive Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Shares authorized for grant		5,400,000
2015 Omnibus Incentive Plan [Member] | Restricted Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Exercise price of Stock option and SARs after modification						$ 24.65
Shares, granted		6,085
Stock-based compensation expense remaining to be recognized with a weighted-average recognition period for service condition options		9 months
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options		$ 0.1